Accrued Liabilities (Tables)	9 Months Ended
Sep. 30, 2013
Payables And Accruals [Abstract]
Schedule of Accrued Liabilities

Accrued liabilities consist of the following:

	As of December 31,		As of September 30,
	2011	2012	2013
	(in thousands)		(unaudited)
Government funding for research and development projects(1)	$3,273	$3,055	$3,893
Accrued employee compensation and other employee expenses	2,196	4,505	3,504
Accrued research and development expenses	1,317	28	—
Accrued royalty on licensed technology	466	—	—
Advances from customers	141	230	267
Accrued warranty	111	149	187
Accrued professional service fee	33	497	3,484
Proceeds received for early exercised options	9	—	8
Other accrued liabilities	545	644	598

	$8,091	$9,108	$11,941

(1)	For the nine months ended September 30, 2012 and 2013, the Company recorded $1,025 (unaudited) and $396 (unaudited) government funding as a deduction to expense, respectively. The Company has not recorded any reduction to the carrying value of depreciable assets. As of December 31, 2012 and September 30, 2013, the Company has recorded an accrued liability for cash funding received from the PRC government of $3,055, and $3,893 (unaudited), respectively, because the government had not commenced its review of the research and development projects qualified for funding at the end of the respective periods.